Investments Investments - Loan-to-Value Ratios (Details) $ in Millions	Dec. 31, 2019 USD ($)
Middle market loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 111.7
Middle market loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	90.6
Middle market loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	21.1
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	156.6
Commercial mortgage loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	80.5
Commercial mortgage loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	35.5
Commercial mortgage loans | 71 to 80 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 40.6